UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):
[X] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada May 14, 2010
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 74
Form 13F Information Table Value Total: 4,557,492
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
3/31/2010

AGNICO-EAGLE MINES     Common 008474108  105151 1853200  SHS Sole None   1853200
BANK OF MONTREAL       Common 063671101  133035 2157900  SHS Sole None   2157900
BANK OF NOVA SCOTIA    Common 064149107  63166  1241466  SHS Sole None   1241466
BARRICK GOLD CORP      Common 067901108  164993 4107375  SHS Sole None   4107375
BCE INC                Common 05534B760  48773  1633945  SHS Sole None   1633945
BROOKFIELD PROPERTIES  Common 112900105  45813  2927343  SHS Sole None   2927343
CAE INC.               Common 124765108  48908  4930200  SHS Sole None   4930200
CAMECO CORP            Common 13321L108  81214  2920325  SHS Sole None   2920325
CANADIAN NATIONAL RAIL Common 136375102  114500 1857557  SHS Sole None   1857557
CANADIAN NATURAL RESOU Common 136385101  145827 1939968  SHS Sole None   1939968
CANADIAN PACIFIC RAILW Common 13645T100  146212 2554375  SHS Sole None   2554375
CELESTICA INC          Common 15101Q108  72875  6565345  SHS Sole None   6565345
ENBRIDGE INC           Common 29250N105  775    16000    SHS Sole None   16000
ENCANA CORP            Common 292505104  128073 4052940  SHS Sole None   4052940
GERDAU AMERISTEEL CORP Common 37373P105  35077  4384675  SHS Sole None   4384675
GOLDCORP INC           Common 380956409  111993 2951075  SHS Sole None   2951075
IMPERIAL OIL LTD       Common 453038408  157680 4019376  SHS Sole None   4019376
MAGNA INTERNATIONAL CL ClassA 559222401  96979  1543017  SHS Sole None   1543017
MANULIFE FINANCIAL COR Common 56501R106  173002 8632825  SHS Sole None   8632825
POTASH CORP            Common 73755L107  219947 1813550  SHS Sole None   1813550
PRECISION DRILLING TRU Common 740215108 88730 11346528 SHS Sole None 11346528 ROYAL BANK OF CANADA Common 780087102 242717 4083391 SHS Sole None 4083391
SHAW COMMUNICATIONS IN ClassB 82028K200  12277  610500   SHS Sole None   610500
SUNCOR ENERGY INC      Common 8677229106 245994 7447602  SHS Sole None   7447602
TALISMAN ENERGY INC    Common 87425E103  174379 10039100 SHS Sole None  10039100
TECK COMINCO LTD. CLAS classB 878742204  61472  1389200  SHS Sole None   1389200
THOMSON REUTERS COPR   Common 884903105  130809 3539200  SHS Sole None   3539200
TORONTO-DOMINION BANK  Common 891160509  262759 3471058  SHS Sole None   3471058
TRANSCANADA CORP       Common 89353D107  72069  1936306  SHS Sole None   1936306
ACCENTURE PLC - CL A   ClassA G1151C101  16753  393150   SHS Sole None   393150
AFLAC INC              Common 001055102  48147  873050   SHS Sole None   873050
AMGEN INC.             Common 031162100  42431  698050   SHS Sole None   698050
ANADARKO PETROLEUM COR Common 032511107  38459  519850   SHS Sole None   519850
BANK OF AMERICA CORP   Common 060505104  47368  2612425  SHS Sole None   2612425
BARRICK GOLD CORP      Common 067901108  30380  792375   SHS Sole None   792375
BEST BUY CO INC        Common 086516101  44482  1029400  SHS Sole None   1029400
BHP BILLITON LTD-SPON  Sponso 088606108  18563  227525   SHS Sole None   227525
BOEING CO              Common 097023105  26114  354050   SHS Sole None   354050
CHUBB CORP             Common 171232101  316    6000     SHS Sole None   6000
CISCO SYSTEMS INC      Common 17275R102  26239  992350   SHS Sole None   992350
COMCAST CORP - CLASS A ClassA 20030N101  18346  959125   SHS Sole None   959125
CSX CORP               Common 126408103  310    6000     SHS Sole None   6000
DELL INC.              Common 24702R101  35051  2297325  SHS Sole None   2297325
EATON CORP             Common 278058102  25274  328375   SHS Sole None   328375
EBAY INC               Common 278642103  29595  1080250  SHS Sole None   1080250
FLUOR CORP             Common 343412102  30424  643975   SHS Sole None   643975
GENERAL ELECTRIC CO    Common 369604103  29316  1585700  SHS Sole None   1585700
HARLEY-DAVIDSON INC    Common 412822108  19887  697475   SHS Sole None   697475
INTEL CORP             Common 458140100  20470  904075   SHS Sole None   904075
JOHNSON & JOHNSON      Common 478160104  64134  968350   SHS Sole None   968350
JPMORGAN CHASE & CO    Common 46625H100  38388  844500   SHS Sole None   844500
KRAFT FOODS INC-A      ClassA 50075N104  29360  955800   SHS Sole None   955800
K-TEL INTERNATIONAL IN Common 482724309  1      12000    SHS Sole None   12000
MARATHON OIL CORP      Common 565849106  35959  1118825  SHS Sole None   1118825
MCGRAW-HILL COMPANIES  Common 580645109  34410  950200   SHS Sole None   950200
MEDTRONIC INC          Common 585055106  28923  632325   SHS Sole None   632325
MICROSOFT CORPORATION  Common 594918104  52419  1761825  SHS Sole None   1761825
MONSANTO CO            Common 61166W101  23852  328775   SHS Sole None   328775
NABORS INDUSTRIES LTD  Common G6359F103  17959  900650   SHS Sole None   900650
NEWMONT MINING CORP    Common 651639106  24816  479675   SHS Sole None   479675
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  35941  633075   SHS Sole None   633075
QUALCOMM INC           Common 747525103  35057  822500   SHS Sole None   822500
SCHLUMBERGER LTD       Common 806857108  24020  372617   SHS Sole None   372617
SPECTRA ENERGY CORP    Common 847560109  31078  1357975  SHS Sole None   1357975
STATE STREET CORP      Common 857477103  35636  777174   SHS Sole None   777174
THE WALT DISNEY CO.    Common 254687106  21155  596575   SHS Sole None   596575
TRANSOCEAN LIMITED     Common H8817H100  42321  482318   SHS Sole None   482318
VANGUARD HIGH YIELD CO Common 922031760  189    33518    SHS Sole None   33518
VANGUARD INTM TERM INV Common 922031810  374    37562    SHS Sole None   37562
VANGUARD INTRM TRM BON Common 921937306  872    79290    SHS Sole None   79290
VERIZON COMMUNICATIONS Common 92343V104  18063  573250   SHS Sole None   573250
WELLPOINT HEALTH NETWO Common 94973V107  21917  335137   SHS Sole None   335137
WELLS FARGO & COMPANY  Common 949746101  27522  870625   SHS Sole None   870625